Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
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Cash and cash equivalents
6.	Cash and cash equivalents

	12.31.2019	12.31.2018
Cash and banks	585.0	125.4

	585.0	125.4

Cash equivalents
Private securities (i)	64.9	352.6
Fixed deposits (ii)	205.3	802.9

	270.2	1,155.5

	855.2	1,280.9

(i)	Applications in Bank Deposit Certificates (CDB’s), issued by financial institutions in Brazil, available for redemption in up to 90 days without impact on contracted remuneration.
(ii)	Fixed term deposits in US Dollars with original maturities of 90 days or less.